Fair Value Measurements	6 Months Ended
Jun. 30, 2021
Fair Value Measurements	NOTE 5:- FAIR VALUE MEASUREMENTS
Assets and liabilities measured at fair value on a recurring basis as of June 30, 2021 were as follows:

Description	June 30, 2021	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
	(unaudited)
Liabilities:
Warrant liability	$8,136	$—	$—	$8,136

Total	$8,136	$—	$—	$8,136

Assumptions Used in Determining Fair Value of Warrants
I
n connection with the Transactions, on April 5, 2021 (see Note 1), the Company issued warrants to purchase an aggregate of up to 16,231,241 Company Ordinary Shares, of which 8,731,250 are private warrants. The private warrants include provisions for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. Because the holder of the warrant is not an input into the pricing of a fixed-for-fixed option on equity shares, such a provision precludes the warrants from being indexed to the Company’s stock, and thus the warrants were classified as a liability measured at fair value, with changes in fair value each period reported in the unaudited condensed consolidated statement of operations. The Company measures the fair value of the private warrants using the Black and Scholes option pricing model. The fair value of the private warrants is considered a Level 3 fair value pursuant to ASC 820 “Fair Value” since valuation technique includes unobservable inputs.
A summary of the Black and Scholes pricing model assumptions used to record the fair value of the Warrants is as follows:

June 30, 2021
(unaudited)
Risk-free interest rate	0.8%
Dividend yield	0%
Expected life (in years)	4.8
Expected volatility	50.00%
Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis
The following table reflects the change in the Company’s Level 3 Warrant liability for the six months ended June 30, 2021:

Warrant liability
(unaudited)
Fair value as of April 5, 2021 (transaction day)	$7,624
Change in fair value	512

Fair value as of June 30, 2021	$8,136